Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 5	kr 0	kr 3	kr 5	kr 3	kr (1)
Financial assets or liabilities at fair value through profit or loss	38	(39)	(38)	(1)	(51)	(48)
Financial instruments under fair-value hedge accounting	(11)	(21)	(1)	(32)	19	(53)
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	(5)	1	0	(4)	(1)	0
Total net results of financial transactions	kr 27	kr (59)	kr (36)	kr (32)	kr (30)	kr (102)